Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities (Note 3)	$ 1,424	$ 44,766	$ 33,917
Warrant derivative liability (Note 11)	11,537,997	612,042
Fair Value, Inputs, Level 3 [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities (Note 3)
Warrant derivative liability (Note 11)	11,537,997	612,042
Fair Value, Inputs, Level 1 [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities (Note 3)	1,424	44,766
Warrant derivative liability (Note 11)
Fair Value, Inputs, Level 2 [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities (Note 3)
Warrant derivative liability (Note 11)